UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O'Sullivan
Title:  Compliance Officer
Phone:  011 44 171 711 0771

Signature, Place and Date of Signing:

/s/ P. R. O'Sullivan, London, England, May 14, 2001
    -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:   212250

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     1711    97482 SH       SOLE                    97482
Argentina Fund                 Common           040112104      243    23300 SH       SOLE                    23300
Asia Pacific Fund Inc          Common           044901106     8648  1094695 SH       SOLE                  1094695
Asia Tigers Fund Inc           Common           04516T105    13954  2156790 SH       SOLE                  2156790
Austria Fund                   Common           052587102      141    21100 SH       SOLE                    21100
Bergstrom Capital Corp         Common           084093103      360     2000 SH       SOLE                     2000
Berkshire Hathaway Inc.        Common           084670207      217      100 SH       SOLE                      100
Brazil Fund Inc                Common           105759104    16723  1100900 SH       SOLE                  1100900
Brazilian Equity Fund Inc.     Common           105884100     3450   698400 SH       SOLE                   698400
Central European Equity Fund   Common           153436100      794    69921 SH       SOLE                    69921
Central Securities Corp.       Common           155123102     1666    62588 SH       SOLE                    62588
Chile Fund Inc                 Common           168834109     7169   814200 SH       SOLE                   814200
China Fund Inc.                Common           169373107     3860   359200 SH       SOLE                   359200
Clemente Strategic Value Fund  Common           185569100      384    50000 SH       SOLE                    50000
Cornerstone Strategic Return   Common           21923Y105      534    67200 SH       SOLE                    67200
Diamond Trust Series           Common           252787106     1972    20000 SH       SOLE                    20000
Emerging Markets Telecom       Common           290890102      644    84800 SH       SOLE                    84800
European Warrant Fund          Common           298792102      148    22158 SH       SOLE                    22158
First Israel Fund              Common           32063L100      141    13100 SH       SOLE                    13100
First Philippine Fund          Common           336100102      100    30900 SH       SOLE                    30900
France Growth Fund             Common           35177K108      409    46108 SH       SOLE                    46108
Greater China Fund             Common           39167B102     5610   631800 SH       SOLE                   631800
India Fund, Inc.               Common           454089103    30647  2987050 SH       SOLE                  2987050
India Growth Fund, Inc.        Common           454090101     7019   822839 SH       SOLE                   822839
Invesco Global Health Sciences Common           46128N109     1625   123500 SH       SOLE                   123500
Ishares MSCI Canada            Common           464286509      315    28870 SH       SOLE                    28870
Ishares MSCI France            Common           464286707      249    12200 SH       SOLE                    12200
Ishares MSCI Italy             Common           464286855       44     2300 SH       SOLE                     2300
Ishares MSCI South Korea       Common           464286772     1044    86000 SH       SOLE                    86000
Ishares MSCI Malaysia (Free)   Common           464286830     5578  1189300 SH       SOLE                  1189300
Ishares MSCI Taiwan            Common           464286731     2744   230199 SH       SOLE                   230199
Japan Equity Fund Inc.         Common           471057109      450    76200 SH       SOLE                    76200
Jardine Fleming India Fund, In Common           471112102     9053  1175657 SH       SOLE                  1175657
JF China Regional              Common           471110106     1602   224099 SH       SOLE                   224099
John Hancock Bank & Thrift Opp Common           409735107       16     2000 SH       SOLE                     2000
Korea Equity Fund, Inc         Common           50063B104     1650   652300 SH       SOLE                   652300
Korea Fund, Inc                Common           500634100    10055  1111091 SH       SOLE                  1111091
Korean Investment Fund, inc    Common           500637103     7625  1373900 SH       SOLE                  1373900
Latin American Equity          Common           51827Q106      780    63500 SH       SOLE                    63500
Liberty All-Star Growth Fund,  Common           529900102     1500   175290 SH       SOLE                   175290
Malaysia Fund                  Common           560905101     1429   390400 SH       SOLE                   390400
Mexico Fund, Inc               Common           592835102     2834   180400 SH       SOLE                   180400
MSDW Africa Investment Fund, I Common           617444104     6426   853442 SH       SOLE                   853442
MSDW Asia Pacific Fund, Inc.   Common           61744U106      268    34457 SH       SOLE                    34457
MSDW Eastern Europe            Common           616988101      206    17000 SH       SOLE                    17000
MSDW Emerging Markets Fund     Common           61744G107      948   113900 SH       SOLE                   113900
MSDW India Investment, Inc.    Common           61745C105     1398   158638 SH       SOLE                   158638
NASDAQ 100 Shares              Common           631100104     2091    53500 SH       SOLE                    53500
New Germany Fund, Inc.         Common           644465106     1031   142436 SH       SOLE                   142436
New Ireland Fund, Inc          Common           462710104      602    50500 SH       SOLE                    50500
Pakistan Investment Fund       Common           695844100       52    18500 SH       SOLE                    18500
Petroleum & Resources Fund     Common           716549100        3      100 SH       SOLE                      100
Progressive Return Fund, Inc., Common           743376105      278    30200 SH       SOLE                    30200
R.O.C. Taiwan Fund Inc.        Common           749651105     6509  1203050 SH       SOLE                  1203050
Royce Micro-Cap Trust          Common           780915104      395    45300 SH       SOLE                    45300
Royce Value Trust              Common           780910105     1193    85000 SH       SOLE                    85000
Scudder New Asia Fund, Inc.    Common           811183102      358    39500 SH       SOLE                    39500
Southeastern Bank & Thrift Fun Common           841901101      436    32019 SH       SOLE                    32019
Southern Africa Fund, Inc.     Common           842157109     4528   420000 SH       SOLE                   420000
Standard & Poor 500 Depository Common           78462F103     4151    35600 SH       SOLE                    35600
Swiss Helvetia Fund            Common           870875101     1376   112300 SH       SOLE                   112300
T. Rowe Price Foreign Equity F Common           457759108     4202   286621 SH       SOLE                   286621
T. Rowe Price Japan Fund       Common           77956H708     1738   214878 SH       SOLE                   214878
Taiwan Fund, Inc.              Common           874031107     1475   123100 SH       SOLE                   123100
Templeton China World Fund, In Common           88018X102     5463   691500 SH       SOLE                   691500
Templeton Dragon Fund          Common           88018T101     2111   261900 SH       SOLE                   261900
Templeton Vietnam & Southeast  Common           88022J107     1399   233600 SH       SOLE                   233600
Tri-Continental Corp.          Common           895436103     2293   111007 SH       SOLE                   111007
Turkish Investment Fund, Inc.  Common           900145103     6182  1288000 SH       SOLE                  1288000

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